Provision for Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal	$ 1,917,067	$ 1,677,406	$ 2,788,069
State	270,114	211,796	364,212
Current Income Tax Expense (Benefit), Total	2,187,181	1,889,202	3,152,281
Deferred tax benefit	(536,373)	(572,140)	(1,069,820)
Income tax expense	$ 1,650,808	$ 1,317,062	$ 2,082,461